AB Active ETFs, Inc.

AB Short Duration Income ETF

Portfolio of Investments

August 31, 2026 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 41.8%
Industrial – 25.8%
Basic – 1.3%
BHP Billiton Finance USA Ltd. 4.75%, 02/28/2028	U.S.$	310	$310,787
FMC Corp. 8.00%, 06/01/2031(a)		9	9,337
Glencore Funding LLC 2.625%, 09/23/2031(a)		570	503,453
4.90%, 07/01/2031(a)		85	83,758
5.186%, 04/01/2030(a)		161	161,169
5.338%, 04/04/2027(a)		435	436,992
6.125%, 10/06/2028(a)		29	29,664
Nutrien Ltd. 4.20%, 04/01/2029		415	408,459
SNF Group SACA 5.626%, 03/31/2031(a)		511	512,937

			2,456,556

Capital Goods – 3.7%
BAE Systems PLC 5.00%, 03/26/2027(a)		374	375,141
5.125%, 03/26/2029(a)		320	322,774
Boeing Co. (The) 3.25%, 02/01/2028		762	746,478
6.259%, 05/01/2027		104	105,037
CRH SMW Finance DAC 5.20%, 05/21/2029		776	782,487
Eaton Corp. 3.95%, 03/06/2029		404	396,332
Honeywell Aerospace, Inc. 3.90%, 03/16/2028		109	107,779
4.00%, 03/16/2029		745	730,845
Parker-Hannifin Corp. 3.25%, 06/14/2029		66	63,378
4.50%, 09/15/2029		121	120,000
Republic Services, Inc. 3.95%, 05/15/2028		428	423,493
4.875%, 04/01/2029		348	349,100
RTX Corp. 2.25%, 07/01/2030		322	292,389
3.50%, 03/15/2027		202	201,166
4.125%, 11/16/2028		40	39,516
5.75%, 11/08/2026		421	421,598
Trane Technologies Financing Ltd. 3.80%, 03/21/2029		798	779,686
Waste Management, Inc. 4.50%, 03/15/2028		464	463,606
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/2026		444	443,427

			7,164,232

Communications - Media – 0.2%
Space Exploration Technologies Corp. 5.35%, 07/15/2031(a)		346	338,215

Communications - Telecommunications – 0.8%
NTT Finance Corp. 4.62%, 07/16/2028(a)		212	210,949
5.012%, 11/01/2031(a)		651	640,968
QTS Central Issuer LLC/QTS TRS Central Issuer LLC 6.625%, 09/01/2031(a)		44	43,368

	Principal Amount (000)		U.S. $ Value

Rogers Communications, Inc. 3.20%, 03/15/2027	U.S.$	629	$624,496

			1,519,781

Consumer Cyclical - Automotive – 1.8%
American Honda Finance Corp. 2.00%, 03/24/2028		457	438,409
Ford Motor Credit Co. LLC 3.815%, 11/02/2027		219	216,006
5.80%, 03/08/2029		383	386,175
5.918%, 03/20/2028		346	349,471
7.35%, 11/04/2027		264	270,632
General Motors Co. 4.20%, 10/01/2027		394	392,050
6.80%, 10/01/2027		31	31,602
General Motors Financial Co., Inc. 2.40%, 04/10/2028		414	398,520
5.05%, 04/04/2028		124	124,422
Hyundai Capital America 4.25%, 01/08/2029(a)		57	56,032
4.30%, 09/24/2027(a)		35	34,859
4.50%, 09/18/2030(a)		71	69,028
4.55%, 09/26/2029(a)		38	37,501
4.90%, 06/23/2028(a)		98	97,936
5.00%, 06/18/2031(a)		56	55,326
5.15%, 03/27/2030(a)		100	99,804
5.25%, 01/08/2027(a)		25	25,066
5.30%, 03/19/2027(a)		322	323,391

			3,406,230

Consumer Cyclical - Entertainment – 0.2%
Carnival Corp., Ltd. 5.75%, 03/15/2030(a)		16	16,091
Hasbro, Inc. 4.65%, 03/12/2031		105	102,787
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(a)		327	327,330

			446,208

Consumer Cyclical - Other – 0.1%
Flutter Treasury DAC 5.875%, 06/04/2031(a)		200	196,618

Consumer Cyclical - Restaurants – 0.4%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)		165	158,813
3.875%, 01/15/2028(a)		17	16,725
5.625%, 09/15/2029(a)		356	357,420
6.125%, 06/15/2029(a)		193	195,351

			728,309

Consumer Cyclical - Retailers – 0.6%
AutoNation, Inc. 4.45%, 01/15/2029		148	145,981
Ralph Lauren Corp. 2.95%, 06/15/2030		423	393,259
Tapestry, Inc. 5.10%, 03/11/2030		575	574,419

			1,113,659

Consumer Non-Cyclical – 6.4%
AbbVie, Inc. 3.20%, 11/21/2029		193	183,740
3.775%, 03/03/2028		229	226,316
4.80%, 03/15/2029		488	488,659

	Principal Amount (000)		U.S. $ Value

Altria Group, Inc. 3.40%, 05/06/2030	U.S.$	466	$441,302
4.80%, 02/14/2029		440	439,899
BAT Capital Corp. 2.259%, 03/25/2028		446	429,547
3.557%, 08/15/2027		124	122,986
4.70%, 04/02/2027		299	299,287
Bayer US Finance LLC 5.125%, 07/20/2031(a)		210	208,198
6.25%, 01/21/2029(a)		334	343,208
6.375%, 11/21/2030(a)		226	235,228
Becton Dickinson & Co. 3.70%, 06/06/2027		44	43,740
4.693%, 02/13/2028		1	1,000
Coca-Cola Co. (The) 1.00%, 03/15/2028		538	510,912
CVS Health Corp. 3.625%, 04/01/2027		283	281,726
4.30%, 03/25/2028		560	556,265
DH Europe Finance II SARL 2.60%, 11/15/2029		490	457,704
Eli Lilly & Co. 3.375%, 03/15/2029		464	450,665
Gilead Sciences, Inc. 1.65%, 10/01/2030		817	719,957
HCA, Inc. 3.125%, 03/15/2027		362	359,734
5.20%, 06/01/2028		544	547,726
Imperial Brands Finance PLC 3.875%, 07/26/2029(a)		486	471,114
IQVIA, Inc. 6.25%, 02/01/2029		459	471,512
Jazz Securities DAC 4.375%, 01/15/2029(a)		301	295,474
Nestle Holdings, Inc. 3.625%, 09/24/2028(a)		474	465,487
Philip Morris International, Inc. 3.375%, 08/15/2029		49	47,160
4.375%, 11/01/2027		266	265,439
4.875%, 02/15/2028		43	43,160
4.875%, 02/13/2029		356	357,431
5.125%, 11/17/2027		144	144,936
5.125%, 02/15/2030		190	191,206
5.625%, 11/17/2029		68	69,501
Royalty Pharma PLC 2.20%, 09/02/2030		95	85,208
Shire Acquisitions Investments Ireland DAC 3.20%, 09/23/2026		486	485,601
Smithfield Foods, Inc. 2.625%, 09/13/2031(a)		156	136,952
3.00%, 10/15/2030(a)		113	102,273
Takeda Pharmaceutical Co., Ltd. 2.05%, 03/31/2030		503	454,239
Tyson Foods, Inc. 4.35%, 03/01/2029		410	405,306
Vylor, Inc. 5.125%, 08/15/2031(a)		424	423,029

			12,262,827

Energy – 6.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 6.625%, 02/01/2032(a)		286	292,100

	Principal Amount (000)		U.S. $ Value

ConocoPhillips Co. 4.70%, 01/15/2030	U.S.$	701	$698,231
Continental Resources, Inc./OK 2.268%, 11/15/2026(a)		29	28,867
4.375%, 01/15/2028		295	292,849
Diamondback Energy, Inc. 3.50%, 12/01/2029		122	116,952
Energy Transfer LP 5.50%, 06/01/2027		345	346,753
Enterprise Products Operating LLC 4.15%, 10/16/2028		400	396,056
4.30%, 06/20/2028		422	420,038
EOG Resources, Inc. 4.40%, 01/15/2031		724	707,761
EQT Corp. 3.90%, 10/01/2027		217	215,103
4.75%, 01/15/2031		600	589,914
Hess Midstream Operations LP 5.875%, 03/01/2028(a)		172	173,589
6.50%, 06/01/2029(a)		284	289,510
Kinder Morgan, Inc. 5.00%, 02/01/2029		733	736,958
MPLX LP 4.00%, 03/15/2028		813	803,724
4.80%, 02/15/2029		139	138,801
ONEOK, Inc. 3.10%, 03/15/2030		118	110,554
4.25%, 09/24/2027		284	283,224
4.55%, 07/15/2028		473	471,094
5.65%, 11/01/2028		33	33,545
Permian Resources Operating LLC 5.875%, 07/01/2029(a)		197	197,282
Pioneer Natural Resources Co. 1.90%, 08/15/2030		285	254,494
Santos Finance Ltd. Series E 4.125%, 09/14/2027(a)		632	626,590
Schlumberger Holdings Corp. 3.90%, 05/17/2028(a)		726	716,773
Targa Resources Corp. 5.20%, 07/01/2027		538	540,830
6.15%, 03/01/2029		352	361,968
TotalEnergies Capital International SA 2.829%, 01/10/2030		205	192,798
Var Energi ASA 5.875%, 05/22/2030(a)		200	203,850
7.50%, 01/15/2028(a)		446	460,067
Williams Cos., Inc. (The) 4.90%, 03/15/2029		231	231,337
5.30%, 08/15/2028		148	149,519
Woodside Finance Ltd. 3.70%, 03/15/2028(a)		175	172,119
4.50%, 03/04/2029(a)		463	457,676
5.40%, 05/19/2030		174	175,514

			11,886,440

Other Industrial – 0.4%
LKQ Corp. 5.75%, 06/15/2028		613	619,841
RB Global Holdings, Inc. 6.75%, 03/15/2028(a)		187	188,812

			808,653

	Principal Amount (000)		U.S. $ Value

Services – 0.8%
Amazon.com, Inc. 4.00%, 03/13/2029	U.S.$	90	$88,463
4.60%, 07/09/2029		128	127,435
Expedia Group, Inc. 3.80%, 02/15/2028		558	550,646
Global Payments, Inc. 4.55%, 03/15/2028		249	247,170
S&P Global, Inc. 2.45%, 03/01/2027		481	476,527

			1,490,241

Technology – 1.5%
Accenture Capital, Inc. 5.00%, 07/10/2031		354	352,673
Analog Devices, Inc. 1.70%, 10/01/2028		72	67,810
3.50%, 12/05/2026		125	124,765
Broadcom, Inc. 4.00%, 04/15/2029		150	146,787
Fidelity National Information Services, Inc. 4.45%, 03/10/2028		127	126,297
Intel Corp. 1.60%, 08/12/2028		85	80,059
4.875%, 02/10/2028		713	714,440
NVIDIA Corp. 1.55%, 06/15/2028		688	653,634
Oracle Corp. 3.25%, 11/15/2027		187	183,288
VMware LLC 1.80%, 08/15/2028		442	418,296

			2,868,049

Transportation - Airlines – 0.4%
Delta Air Lines, Inc. 4.95%, 07/10/2028		214	214,338
5.25%, 07/10/2030		614	614,933

			829,271

Transportation - Railroads – 0.0%
CSX Corp. 3.80%, 03/01/2028		61	60,321

Transportation - Services – 1.0%
ERAC USA Finance LLC 4.60%, 05/01/2028(a)		406	405,647
5.00%, 02/15/2029(a)		312	313,507
Fedex Freight Holding Co., Inc. 4.30%, 03/15/2029(a)		430	421,770
XPO, Inc. 6.25%, 06/01/2028(a)		789	796,077

			1,937,001

			49,512,611

Financial Institutions – 13.7%
Banking – 9.7%
Ally Financial, Inc. 5.737%, 05/15/2029		412	416,037
7.10%, 11/15/2027		393	403,112
Banco Bilbao Vizcaya Argentaria SA 4.968%, 05/08/2031		400	394,200
Banco Santander SA 1.722%, 09/14/2027		400	399,656
4.175%, 03/24/2028		200	199,398

	Principal Amount (000)		U.S. $ Value

4.25%, 04/11/2027	U.S.$	400	$399,592
5.565%, 01/17/2030		200	202,722
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)		464	470,208
Barclays PLC 2.279%, 11/24/2027		200	198,974
5.501%, 08/09/2028		450	453,159
7.385%, 11/02/2028		200	205,646
BNP Paribas SA 5.125%, 01/13/2029(a)		573	574,908
5.335%, 06/12/2029(a)		212	213,446
Capital One Financial Corp. 1.878%, 11/02/2027		643	639,959
4.927%, 05/10/2028		280	280,487
Citigroup, Inc. 4.643%, 05/07/2028		390	389,942
4.658%, 05/24/2028		118	117,987
Series VAR 3.07%, 02/24/2028		317	314,787
Credit Agricole SA 5.23%, 01/09/2029(a)		275	276,268
Deutsche Bank AG/New York NY 2.552%, 01/07/2028		565	560,768
5.706%, 02/08/2028		347	348,610
DNB Bank ASA 1.605%, 03/30/2028(a)		647	636,221
HSBC Holdings PLC 4.583%, 06/19/2029		200	199,212
4.755%, 06/09/2028		200	200,052
5.21%, 08/11/2028		556	558,663
ING Groep NV 4.017%, 03/28/2028		482	480,689
Intesa Sanpaolo SpA 5.00%, 06/29/2030(a)		434	431,474
JPMorgan Chase & Co. 1.47%, 09/22/2027		72	71,886
3.509%, 01/23/2029		635	625,012
4.851%, 07/25/2028		154	154,394
Lloyds Banking Group PLC 3.574%, 11/07/2028		200	197,480
3.75%, 03/18/2028		394	392,641
Manufacturers & Traders Trust Co. 4.548%, 04/18/2030		414	408,929
Mitsubishi UFJ Financial Group, Inc. 2.341%, 01/19/2028		487	482,880
Morgan Stanley 3.95%, 04/23/2027		222	221,318
4.21%, 04/20/2028		366	365,100
4.994%, 04/12/2029		74	74,251
5.652%, 04/13/2028		601	604,804
Nationwide Building Society 2.972%, 02/16/2028(a)		454	450,527
3.96%, 07/18/2030(a)		279	270,426
NatWest Group PLC 3.073%, 05/22/2028		273	269,978
NatWest Markets PLC 4.654%, 03/27/2029(a)		461	458,059
Royal Bank of Canada Series G 4.522%, 10/18/2028		112	111,859
Santander Holdings USA, Inc. 5.04%, 06/05/2030		298	296,102
Santander UK Group Holdings PLC 2.469%, 01/11/2028		200	198,346
3.823%, 11/03/2028		720	711,706

	Principal Amount (000)		U.S. $ Value

Societe Generale SA 4.45%, 04/12/2030(a)	U.S.$	200	$196,076
5.249%, 05/22/2029(a)		200	200,608
5.519%, 01/19/2028(a)		443	444,218
Standard Chartered PLC 5.076%, 08/13/2030(a)		227	226,582
5.545%, 01/21/2029(a)		236	237,829
Synchrony Financial 3.95%, 12/01/2027		59	58,347
5.019%, 07/29/2029		348	346,918
7.25%, 02/02/2033		179	185,163
Westpac New Zealand Ltd. 4.127%, 01/29/2029(a)		476	468,422

			18,696,038

Finance – 0.0%
FS KKR Capital Corp. 3.125%, 10/12/2028		15	14,186

Financial Services – 0.3%
Lincoln Financial Global Funding 4.20%, 01/12/2029(a)		56	54,954
5.25%, 08/13/2031(a)		416	412,913

			467,867

Insurance – 0.5%
Athene Global Funding 5.133%, 06/01/2029(a)		876	873,004

REITs – 3.2%
Digital Realty Trust LP 3.60%, 07/01/2029		246	237,223
3.70%, 08/15/2027		610	605,498
GLP Capital LP/GLP Financing II, Inc. 5.30%, 01/15/2029		789	788,889
Host Hotels & Resorts LP Series I 3.50%, 09/15/2030		749	701,109
Newmark Group, Inc. 7.50%, 01/12/2029		260	271,037
Simon Property Group LP 1.75%, 02/01/2028		98	94,290
Ventas Realty LP 4.40%, 01/15/2029		769	761,464
VICI Properties LP 4.75%, 02/15/2028		569	567,833
VICI Properties LP/VICI Note Co., Inc. 4.625%, 12/01/2029(a)		675	658,915
WEA Finance LLC 4.125%, 09/20/2028(a)		730	718,378
Welltower OP LLC 3.10%, 01/15/2030		655	618,058
4.25%, 04/15/2028		183	181,957

			6,204,651

			26,255,746

Utility – 2.3%
Electric – 2.3%
Avangrid, Inc. 3.80%, 06/01/2029		440	426,980
Cleveland Electric Illuminating Co. (The) 5.00%, 02/15/2030(a)		82	81,913

	Principal Amount (000)		U.S. $ Value

Constellation Energy Generation LLC 4.625%, 02/01/2029	U.S.$	184	$182,070
ENEL Finance International NV 2.125%, 07/12/2028(a)(b)		474	451,267
4.125%, 09/30/2028(a)		227	223,978
4.875%, 06/14/2029(a)		201	200,349
MidAmerican Energy Co. 3.65%, 04/15/2029		730	710,874
Sempra 3.25%, 06/15/2027		223	220,763
3.40%, 02/01/2028		618	606,586
Southern Co. (The) 5.113%, 08/01/2027(b)		568	571,005
Vistra Operations Co. LLC 3.70%, 01/30/2027(a)		483	481,078
4.30%, 07/15/2029(a)		346	337,208

			4,494,071

Total Corporates - Investment Grade (cost $80,669,931)			80,262,428

GOVERNMENTS - TREASURIES – 18.6%
United States – 18.6%
U.S. Treasury Bonds 4.75%, 02/15/2045		145	136,867
4.875%, 08/15/2045		77	73,691
U.S. Treasury Notes 3.375%, 11/30/2027		437	432,203
3.375%, 02/29/2028		45	44,401
3.50%, 01/31/2028		1,057	1,045,439
3.625%, 08/31/2030		2,760	2,675,691
3.625%, 12/31/2030		1,095	1,058,471
3.75%, 04/30/2027		6	5,986
3.75%, 04/30/2028		282	279,422
3.75%, 10/31/2032		1,700	1,625,625
3.75%, 11/30/2032		1,538	1,469,631
3.875%, 05/31/2027		254	253,494
3.875%, 03/15/2028		293	291,112
3.875%, 03/31/2028		578	574,139
3.875%, 07/31/2030		3,498	3,425,307
3.875%, 09/30/2032		1,669	1,608,499
4.00%, 05/31/2028		3,387	3,368,743
4.00%, 02/28/2030		2,375	2,341,787
4.125%, 01/31/2027		14	14,007
4.125%, 02/28/2027		176	176,110
4.125%, 06/30/2028		7,115	7,088,875
4.125%, 05/31/2031		877	863,335
4.125%, 02/15/2036		1,162	1,108,802
4.25%, 07/31/2028		3,412	3,406,269
4.25%, 02/28/2029		104	103,708
4.25%, 06/30/2029		151	149,900
4.25%, 01/31/2030		2,220	2,206,819

Total Governments - Treasuries (cost $36,368,875)			35,828,333

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 9.8%
Industrial – 8.8%
Basic – 1.0%
Alcoa Nederland Holding BV 7.125%, 03/15/2031(a)	U.S.$	284	$293,403
ASP Unifrax Holdings, Inc. 7.10% (7.10% Cash or 5.85% Cash and 1.25% PIK), 09/30/2029(c) (d) (e)		9	23
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 06/15/2027(a)		376	375,692
Celanese US Holdings LLC 7.165%, 07/15/2027(b)		364	370,097
Fortescue Treasury Pty Ltd. 4.50%, 09/15/2027(a)		205	203,307
Methanex Corp. 5.125%, 10/15/2027		249	248,978
Olin Corp. 5.625%, 08/01/2029		372	370,170

			1,861,670

Capital Goods – 1.0%
Ball Corp. 6.00%, 06/15/2029		287	290,346
Bombardier, Inc. 7.45%, 05/01/2034(a)		267	293,097
8.75%, 11/15/2030(a)		190	200,205
Columbus McKinnon Corp./NY 7.125%, 02/01/2033(a)		97	98,105
Esab Corp. 5.625%, 04/01/2031(a)		37	36,802
6.25%, 04/15/2029(a)		414	419,531
GFL Environmental, Inc. 4.00%, 08/01/2028(a)		385	377,342
6.75%, 01/15/2031(a)		38	38,632
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(a)		78	73,500
Quikrete Holdings, Inc. 6.375%, 03/01/2032(a)		47	47,556
Trinity Industries, Inc. 7.75%, 07/15/2028(a)		22	22,484

			1,897,600

Communications - Media – 0.6%
Banijay Entertainment SAS 7.00%, 05/01/2029(a)	EUR	170	201,800
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030(a)	U.S.$	26	24,194
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		6	6,000
10.00%, 02/15/2031(a)		124	131,270
Discovery Global Holdings, Inc. 4.279%, 03/15/2032		332	303,803
Gray Media, Inc. 10.50%, 07/15/2029(a)		27	28,480
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		26	25,924
Sirius XM Radio LLC 4.125%, 07/01/2030(a)		316	297,435
Versant Media Group, Inc. 7.25%, 01/30/2031(a)		66	68,407

			1,087,313

Communications - Telecommunications – 0.0%
Core Scientific Finance I LLC 7.75%, 05/15/2031(a)		70	67,906

	Principal Amount (000)		U.S. $ Value

Edged Compute LLC 7.50%, 04/30/2031(a)	U.S.$	54	$51,228
ELK Grove Village Property LLC 7.50%, 06/15/2031(a)		77	74,146

			193,280

Consumer Cyclical - Entertainment – 0.0%
Lindblad Expeditions LLC 7.00%, 09/15/2030(a)		15	15,440
NCL Corp., Ltd. 5.875%, 01/15/2031(a)		42	40,277

			55,717

Consumer Cyclical - Other – 1.3%
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		205	203,555
Cirsa Finance International SARL 6.50%, 03/15/2029(a)	EUR	100	119,790
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(a)	U.S.$	465	468,697
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.875%, 07/01/2031(a)		109	100,823
5.00%, 06/01/2029(a)		45	43,811
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)		331	320,319
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028		11	10,909
Standard Building Solutions, Inc. 6.50%, 08/15/2032(a)		415	417,432
Standard Industries, Inc./NY 4.75%, 01/15/2028(a)		247	246,190
Thor Industries, Inc. 4.00%, 10/15/2029(a)		182	173,420
Travel & Leisure Co. 6.25%, 06/01/2031(a)		358	360,212

			2,465,158

Consumer Cyclical - Restaurants – 0.7%
1011778 BC ULC/New Red Finance, Inc. 4.375%, 01/15/2028(a)		412	407,847
Yum! Brands, Inc. 4.75%, 01/15/2030(a)		1,030	1,009,977

			1,417,824

Consumer Cyclical - Retailers – 0.2%
Gap, Inc. (The) 3.875%, 10/01/2031(a)		199	182,698
Penske Automotive Group, Inc. 3.75%, 06/15/2029		116	111,054

			293,752

Consumer Non-Cyclical – 1.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(a)		40	38,004
6.50%, 02/15/2028(a)		114	114,768
Bausch & Lomb Corp. 8.375%, 10/01/2028(a)		57	58,473
CHS/Community Health Systems, Inc. 5.25%, 05/15/2030(a)		344	320,918
6.00%, 01/15/2029(a)		151	149,214
DaVita, Inc. 4.625%, 06/01/2030(a)		136	131,150
Embecta Corp. 5.00%, 02/15/2030(a)		29	23,793

	Principal Amount (000)		U.S. $ Value

LifePoint Health, Inc. 9.88%, 08/15/2030(a)	U.S.$	185	$194,712
MPH Acquisition Holdings LLC 11.50% (6.50% Cash and 5.00% PIK), 12/31/2030(a) (b) (f)		8	8,223
5.75%, 12/31/2030(a)		5	4,323
Tenet Healthcare Corp. 4.375%, 01/15/2030		72	69,750
6.125%, 06/15/2030		290	291,981
US Foods, Inc. 4.75%, 02/15/2029(a)		871	859,886
Whirlpool Corp. 6.125%, 06/15/2030		350	328,779

			2,593,974

Energy – 1.1%
CITGO Petroleum Corp. 8.375%, 01/15/2029(a)		186	190,977
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625%, 03/15/2029(a)		69	71,446
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25%, 11/01/2028(a)		73	73,192
NFE Financing LLC 12.00%, 11/15/2029(c) (d) (e)		190	56,575
NuStar Logistics LP 5.625%, 04/28/2027		312	313,058
Range Resources Corp. 4.75%, 02/15/2030(a)		467	456,539
Sunoco LP 4.50%, 10/01/2029(a)		305	297,479
7.00%, 05/01/2029(a)		372	381,564
Venture Global LNG, Inc. 9.88%, 02/01/2032(a)		282	300,457

			2,141,287

Other Industrial – 0.1%
RB Global Holdings, Inc. 7.75%, 03/15/2031(a)		189	195,246

Services – 0.3%
Angi Group LLC 3.875%, 08/15/2028(a)		127	100,070
Garda World Security Corp. 6.00%, 06/01/2029(a)		51	50,419
7.75%, 02/15/2028(a)		48	48,701
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		235	230,669
Raven Acquisition Holdings LLC 6.875%, 11/15/2031(a)		32	31,889
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 5.50%, 05/15/2033(a)	EUR	112	127,454

			589,202

Technology – 0.9%
AthenaHealth Group, Inc. 7.50%, 02/15/2032(a)	U.S.$	59	60,848
Ellucian Holdings, Inc. 6.50%, 12/01/2029(a)		375	369,757
Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(a)		271	277,125
Gen Digital, Inc. 6.75%, 09/30/2027(a)		42	42,115
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.25%, 12/01/2027(a)		374	373,820

	Principal Amount (000)		U.S. $ Value

Meridian Arc Holdco LLC 6.25%, 04/30/2031(a)	U.S.$	239	$227,186
OAK-Eagle Acquireco, Inc. 7.25%, 07/01/2033(a)		331	344,290
Playtika Holding Corp. 4.25%, 03/15/2029(a)		219	198,175
WULF Compute LLC 7.75%, 10/15/2030(a)		74	76,927

			1,970,243

Transportation - Airlines – 0.0%
Allegiant Travel Co. 7.125%, 07/01/2031(a)		65	65,662
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 04/20/2029(a)		40	40,286

			105,948

Transportation - Services – 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.375%, 06/15/2032(a)		282	287,448

			17,155,662

Financial Institutions – 0.9%
Brokerage – 0.2%
Focus Financial Partners LLC 6.75%, 09/15/2031(a)		282	280,390
7.25%, 09/15/2031(a)		104	105,149

			385,539

Finance – 0.5%
Black Pearl Compute LLC 6.125%, 02/15/2031(a)		80	80,098
Enova International, Inc. 9.125%, 08/01/2029(a)		155	162,031
GGAM Finance Ltd. 8.00%, 06/15/2028(a)		77	79,713
goeasy Ltd. 7.625%, 07/01/2029(a)		296	283,438
Navient Corp. 9.375%, 10/15/2031		136	139,531
11.50%, 03/15/2031		12	12,965
Stonebriar ABF Issuer LLC 7.00%, 08/15/2031(a)		97	94,466

			852,242

Financial Services – 0.0%
Stingray Compute LLC 6.00%, 06/15/2031(a)		48	46,720

Insurance – 0.2%
Acrisure LLC/Acrisure Finance, Inc. 7.50%, 11/06/2030(a)		102	93,867
AmWINS Group, Inc. 6.375%, 02/15/2029(a)		72	72,664
CRC Insurance Group LLC 7.125%, 06/01/2031(a)		140	140,113

			306,644

			1,591,145

	Principal Amount (000)		U.S. $ Value

Utility – 0.1%
Electric – 0.1%
Neoen Finco PLC 5.50%, 06/15/2031(a)	EUR	100	$118,451

Total Corporates - Non-Investment Grade (cost $18,936,466)			18,865,258

ASSET-BACKED SECURITIES – 9.8%
Other ABS - Fixed Rate – 6.1%
Affirm Asset Securitization Trust Series 2025-X2, Class A 4.45%, 10/15/2030(a) (g)	U.S.$	84	83,796
Series 2026-X1, Class A 4.27%, 04/15/2031(a)		104	104,443
APL Finance DAC Series 2025-1A, Class A 4.81%, 03/20/2036(a)		175	173,561
Avant Loans Funding Trust Series 2024-REV1, Class A 5.92%, 10/15/2033(a)		255	255,272
Series 2025-REV1, Class A 5.12%, 05/15/2034(a)		250	250,189
Series 2026-REV1, Class A 4.52%, 05/15/2036(a)		253	250,103
BHG Owner Loan Trust Series 2026-2CON, Class A 5.07%, 09/17/2037		350	348,530
BHG Securitization Trust Series 2023-B, Class A 6.92%, 12/17/2036(a)		77	78,845
Series 2025-2CON, Class A 4.84%, 09/17/2036(a)		201	198,336
Castlelake Aircraft Structured Trust Series 2025-2A, Class A 5.465%, 08/15/2050(a)		535	530,879
Series 2025-3A, Class A 5.087%, 11/15/2050(a)		235	231,001
Cherry Securitization Trust Series 2024-1A, Class A 5.70%, 04/15/2032(a)		600	600,770
Series 2025-1A, Class A 6.13%, 11/15/2032(a)		400	402,478
Dailypay Securitization Trust Series 2025-1A, Class A 5.63%, 06/26/2028(a)		600	601,155
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		2	1,598
Equify ABS LLC Series 2024-1A, Class A 5.43%, 04/18/2033(a)		33	32,966
Lendmark Funding Trust Series 2024-1A, Class A 5.53%, 06/21/2032(a)		300	301,112
Series 2025-1A, Class A 4.94%, 09/20/2034(a)		300	298,793
Series 2025-3A, Class A 4.51%, 05/21/2035(a)		100	98,222
Onemain Financial Issuance Trust Series 2025-1A, Class A 4.82%, 07/14/2038(a)		420	417,868

	Principal Amount (000)		U.S. $ Value

Oportun Issuance Trust Series 2025-B, Class A 4.88%, 05/09/2033(a)	U.S.$	600	$599,189
Series 2025-C, Class A 4.49%, 07/08/2033(a)		600	596,574
OWN Equipment Fund II LLC Series 2025-1M, Class A 5.48%, 09/26/2033(a)		499	491,174
Pagaya AI Debt Grantor Trust Series 2024-10, Class A 5.183%, 06/15/2032(a)		25	25,154
Series 2026-1, Class A1 4.228%, 02/15/2027(a)		28	28,223
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1, Class A 5.715%, 01/20/2034(a)		292	292,266
PK ALIFT Loan Funding 7 LP Series 2025-2, Class A 4.75%, 03/15/2043(a)		325	320,505
Purchasing Power Funding LLC Series 2026-A, Class A 4.37%, 08/15/2030(a)		224	221,057
Reach ABS Trust Series 2025-2A, Class A 4.93%, 08/18/2032(a)		162	162,395
Series 2026-1A, Class A 4.32%, 02/15/2033(a)		150	150,323
Regional Management Issuance Trust Series 2024-2, Class A 5.11%, 12/15/2033(a)		220	220,296
Series 2025-1, Class A 4.99%, 04/17/2034(a)		585	586,162
Republic Finance Issuance Trust Series 2024-A, Class A 5.91%, 08/20/2032(a)		223	222,807
Series 2024-B, Class A 5.42%, 11/20/2037(a)		150	150,380
Short Term Consumer Receivables Issuer Trust Series 2025-1B, Class INV 0.00%, 11/20/2035(d) (h) (i)		51	52,393
Series 2026-1A, Class INV 0.01%, 03/20/2036(d) (h) (i)		99	103,193
Series 2026-1C, Class INV 0.00%, 09/22/2036(d) (h) (i)		90	94,570
SoFi Consumer Loan Program Series 2026-3, Class A 4.46%, 06/25/2035(a)		397	396,941
Sotheby’s Artfi Master Trust Series 2026-1A, Class A1 4.80%, 06/20/2033(a)		388	385,476
Sunbit Asset Securitization Trust Series 2025-1, Class A 5.36%, 07/15/2030(a)		300	299,779
Upgrade Master Pass-Thru Trust Series 2025-ST6, Class A 4.611%, 10/15/2032(a)		122	121,706
Series 2025-ST8, Class A 4.618%, 12/15/2033(a)		111	110,965
Series 2026-ST1, Class A 4.244%, 03/15/2034(a)		103	102,679
Series 2026-ST4, Class A 4.541%, 10/15/2035(a)		369	368,672

	Principal Amount (000)		U.S. $ Value

UPSTART Securitization Trust Series 2024-1, Class A 5.33%, 11/20/2034(a)	U.S.$	14	$13,962
Verdant Receivables 2023-1 LLC Series 2023-1A, Class A2 6.24%, 01/13/2031(a)		123	123,948
VFI ABS LLC Series 2025-1A, Class A 4.78%, 06/24/2030(a)		228	227,694

			11,728,400

Autos - Fixed Rate – 2.3%
ACM Auto Trust Series 2025-1A, Class A 5.38%, 06/20/2029(a)		0^^	307
Series 2025-2A, Class A 5.55%, 06/20/2028(a)		118	117,917
Series 2025-3A, Class A 5.01%, 01/22/2030(a)		146	145,129
CPS Auto Receivables Trust Series 2026-A, Class A 4.19%, 12/17/2029(a)		236	235,726
Series 2026-B, Class A 4.35%, 02/15/2030(a)		128	127,831
Credit Acceptance Auto Loan Trust Series 2025-1A, Class A 5.02%, 03/15/2035(a)		250	250,390
Series 2026-1A, Class A 4.65%, 04/15/2036(a)		400	396,986
FHF Trust Series 2023-1A, Class A2 6.57%, 06/15/2028(a)		0^^	385
FinBe USA Trust Series 2025-1A, Class A 5.70%, 12/15/2028(a)		130	130,251
Hertz Vehicle Financing III LLC Series 2024-1A, Class A 5.44%, 01/25/2029(a)		154	154,634
Series 2025-1A, Class A 4.91%, 09/25/2029(a)		250	247,706
Series 2025-3A, Class A 5.06%, 12/26/2029(a)		600	594,201
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)		19	19,511
Series 2023-2A, Class A2 7.09%, 10/16/2028(a)		24	24,326
Series 2023-3A, Class A2 7.50%, 12/15/2028(a)		29	28,856
Series A2, Class 24-1A 6.19%, 08/15/2029(a)		30	30,449
Lobel Automobile Receivables Trust Series 2026-1, Class A 4.88%, 10/16/2028(a)		250	250,084
Merchants Fleet Funding LLC Series 2023-1A, Class A 7.21%, 05/20/2036(a)		48	47,924
Series 2025-1A, Class A 4.49%, 01/20/2039(a)		366	365,368
Research-Driven Pagaya Motor Asset Trust Series 2024-3A, Class A 5.281%, 03/25/2033(a)		227	227,424
Series 2025-1A, Class A 5.044%, 06/27/2033(a)		215	215,190

	Principal Amount (000)		U.S. $ Value

SAFCO Auto Receivables Trust Series 2025-1A, Class A 5.46%, 09/10/2029(a)	U.S.$	75	$75,234
Tricolor Auto Securitization Trust Series 2024-1A, Class A 6.61%, 10/17/2027(c) (d) (e) (h) (i)		25	23,265
Series 2024-3A, Class A 5.22%, 06/15/2028(c) (d) (e) (h) (i)		142	128,103
Series 2025-1A, Class A 4.94%, 02/15/2029(c) (d) (e) (h) (i)		105	63,960
Series 2025-2A, Class A 5.12%, 01/16/2029(c) (d) (e) (h) (i)		547	273,271
Veros Auto Receivables Trust Series 2026-2, Class A 4.65%, 03/12/2029(a)		173	172,723

			4,347,151

Credit Cards - Fixed Rate – 0.8%
Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A 5.78%, 12/15/2032(a)		250	250,547
Mission Lane Credit Card Master Trust Series 2025-A, Class A 5.80%, 05/15/2030(a)		600	601,981
Series 2025-B, Class A 5.06%, 09/15/2031(a)		371	369,666
Series 2025-C, Class A 4.78%, 12/16/2030(a)		345	343,821

			1,566,015

Other ABS - Floating Rate – 0.6%
Capital Street Master Trust Series 2026-1, Class A 4.797% (CME Term SOFR + 1.15%), 05/16/2030(a) (g)		409	408,672
Gracie Point International Funding LLC Series 2025-1A, Class A 5.121% (CME Term SOFR + 1.50%), 08/15/2028(a) (g)		650	650,550
Pagaya AI Debt Grantor Trust Series 2025-1, Class A 5.156%, 07/15/2032(a)		87	86,782

			1,146,004

Total Asset-Backed Securities (cost $19,167,750)			18,787,570

COLLATERALIZED LOAN OBLIGATIONS – 5.3%
CLO - Floating Rate – 5.3%
AGL CLO 44 Ltd. Series 2025-44A, Class A 4.883% (CME Term SOFR 3 Month + 1.15%), 10/22/2037(a) (g)		250	250,079
AGL CLO 45 Ltd. Series 2025-45A, Class A 4.933% (CME Term SOFR 3 Month + 1.20%), 01/22/2039(a) (g)		250	250,061
Bain Capital Credit CLO Ltd. Series 2021-4A, Class A1RR 4.729% (CME Term SOFR 3 Month + 1.00%), 10/20/2034(a) (g)		350	350,056
Series 2021-6A, Class A1R 4.824% (CME Term SOFR 3 Month + 1.09%), 10/21/2034(a) (g)		300	300,165
Benefit Street Partners CLO 48 Ltd. Series 2026-48A, Class A 4.859% (CME Term SOFR 3 Month + 1.15%), 04/20/2038(a) (g)		312	312,078
Canyon Capital CLO Ltd. Series 2021-1A, Class AR 4.803% (CME Term SOFR 3 Month + 1.05%), 04/15/2034(a) (g)		549	549,144

	Principal Amount (000)		U.S. $ Value

Dryden 113 CLO Ltd. Series 2022-113A, Class AR3 4.843% (CME Term SOFR 3 Month + 1.09%), 10/15/2037(a) (g)	U.S.$	829	$829,498
Goldentree Loan Management US CLO 8 Ltd. Series 2020-8A, Class ARR 4.879% (CME Term SOFR 3 Month + 1.15%), 10/20/2034(a) (g)		450	450,298
Golub Capital Partners CLO 50B-R Ltd. Series 2020-50A, Class A1R2 4.839% (CME Term SOFR 3 Month + 1.11%), 04/20/2035(a) (g)		310	310,000
Invesco CLO Ltd. Series 2021-2A, Class AR 4.853% (CME Term SOFR 3 Month + 1.10%), 07/15/2034(a) (g)		650	650,489
Juniper Valley Park CLO Ltd. Series 2023-1A, Class ARR 4.809% (CME Term SOFR 3 Month + 1.08%), 07/20/2036(a) (g)		690	689,996
Magnetite Xli Ltd. Series 2024-41A, Class A 5.100% (CME Term SOFR 3 Month + 1.29%), 01/25/2038(a) (g)		600	601,048
MidOcean Credit CLO XIV Ltd. Series 2024-14A, Class A1R 4.926% (CME Term SOFR 3 Month + 1.22%), 04/15/2037(a) (g)		414	414,379
Neuberger Berman Loan Advisers CLO 47 Ltd. Series 2022-47A, Class AR 4.831% (CME Term SOFR 3 Month + 1.09%), 04/16/2035(a) (g)		738	738,441
Oaktree CLO Ltd. Series 2020-1A, Class ARR 4.943% (CME Term SOFR 3 Month + 1.19%), 01/15/2038(a) (g)		482	481,952
OCP CLO Ltd. Series 2021-21A, Class AR 4.909% (CME Term SOFR 3 Month + 1.18%), 01/20/2038(a) (g)		260	260,052
Series 2023-26A, Class AR 4.830% (CME Term SOFR 3 Month + 1.08%), 04/17/2037(a) (g)		700	699,973
Palmer Square CLO Ltd. Series 2026-1A, Class A 4.919% (CME Term SOFR 3 Month + 1.19%), 04/20/2039(a) (g)		300	300,074
Sixth Street CLO XIV Ltd. Series 2019-14A, Class A1R2 4.884% (CME Term SOFR 3 Month + 1.15%), 01/20/2038(a) (g)		482	481,998
Symphony CLO 50 Ltd. Series 2025-50A, Class A1 4.999% (CME Term SOFR 3 Month + 1.27%), 10/20/2038(a) (g)		292	292,685
Trinitas CLO XX Ltd. Series 2022-20A, Class A1R 4.769% (CME Term SOFR 3 Month + 1.04%), 07/20/2035(a) (g)		250	249,996
Trinitas CLO XXX Ltd. Series 2024-30A, Class A1 5.122% (CME Term SOFR 3 Month + 1.37%), 10/23/2037(a) (g)		400	400,032
VERDE CLO Ltd. Series 2019-1A, Class ARR 4.863% (CME Term SOFR 3 Month + 1.11%), 04/15/2032(a) (g)		50	50,178
Voya CLO Ltd. Series 2022-3A, Class A1R2 4.859% (CME Term SOFR 3 Month + 1.13%), 10/20/2036(a) (g)		350	350,055

Total Collateralized Loan Obligations (cost $10,261,874)			10,262,727

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.3%
Non-Agency Floating Rate – 3.3%
BRAVO Residential Funding Trust Series 2026-NQM1, Class A1 4.83%, 12/25/2065(a)	U.S.$	211	$207,780
Series 2026-NQM2, Class A1 4.619%, 11/25/2065(a)		232	227,081
Series 2026-NQM5, Class A1 5.36%, 06/25/2066(a)		422	418,399
Series 2026-NQM7, Class A1 5.774%, 07/26/2066(a)		224	224,286
COLT Mortgage Loan Trust Series 2026-4, Class A1 5.288%, 06/25/2071(a)		427	423,823
Series 2026-6, Class A1 5.651%, 08/25/2071(a)		255	254,778
Cross Mortgage Trust Series 2025-H10, Class A1 4.968%, 01/25/2071(a)		198	194,899
Series 2026-NQM2, Class A1 4.833%, 03/25/2061(a)		229	224,920
Series 2026-NQM6, Class A1 5.268%, 05/25/2071(a)		190	188,212
Series 2026-NQM9, Class A1 5.726%, 08/25/2071(a)		278	277,584
GCAT Trust Series 2026-NQM1, Class A1 4.789%, 12/25/2070(a)		215	210,784
Series 2026-NQM3, Class A1 0.00%, 04/25/2071(a)		143	142,073
HOMES Trust Series 2026-NQM3, Class A1 5.262%, 04/27/2071(a)		197	195,275
Series 2026-NQM5, Class A1 5.679%, 07/25/2071(a)		322	321,455
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM5, Class A1 5.488%, 04/27/2071(a)		218	216,355
OBX Trust Series 2025-NQM23, Class A1 4.872%, 10/25/2065(a)		309	305,034
Series 2026-NQM3, Class A1 4.652%, 01/25/2066(a)		91	88,806
Series 2026-NQM6, Class A1 5.063%, 04/26/2066(a)		150	148,168
Series 2026-NQM7, Class A1 5.22%, 04/25/2066(a)		249	246,708
Santander Mortgage Asset Receivable Trust Series 2026-NQM1, Class A1 4.947%, 11/25/2065(a)		205	202,201
Series 2026-NQM2, Class A1 4.704%, 01/25/2066(a)		153	150,215
Series 2026-NQM4, Class A1 5.49%, 05/25/2066(a)		275	272,950
SG Residential Mortgage Trust Series 2026-3, Class A1 5.188%, 04/25/2066(a)		233	230,229
Verus Securitization Trust Series 2025-12, Class A1 4.961%, 12/25/2070(a)		335	330,423
Series 2026-2, Class A1 4.59%, 02/25/2071(a)		162	158,765
Series 2026-5, Class A1 5.362%, 05/25/2071(a)		98	97,242

	Principal Amount (000)		U.S. $ Value

Series 2026-6, Class A1 5.513%, 07/27/2071(a)	U.S.$	147	$146,045
Series 2026-R4, Class A1 5.275%, 12/27/2067(a)		185	183,105

			6,287,595

Non-Agency Fixed Rate – 0.9%
Angel Oak Mortgage Trust Series 2025-13, Class A1 4.929%, 10/25/2070(a)		129	126,951
COOPR Residential Mortgage Trust Series 2026-CES1, Class A1A 4.874%, 02/25/2061(a)		186	183,108
FIGRE Trust Series 2026-HE1, Class A 4.982%, 01/25/2056(a)		134	131,540
GS Mortgage-Backed Securities Trust Series 2026-CES2, Class A1A 5.227%, 06/25/2056(a)		92	91,222
JP Morgan Mortgage Trust Series 2025-CES7, Class A1A 5.055%, 04/25/2056(a)		312	308,072
OBX Trust Series 2026-NQM11, Class A1 5.592%, 06/25/2066(a)		136	135,442
RCKT Mortgage Trust Series 2026-CES1, Class A1A 4.827%, 01/25/2056(a)		134	132,300
Series 2026-CES2, Class A1A 4.762%, 02/25/2056(a)		212	208,827
Santander Mortgage Asset Receivable Trust Series 2026-CES1, Class A1A 4.876%, 01/25/2056(a)		138	135,245
Towd Point Mortgage Trust Series 2026-FIX1, Class A1 4.98%, 12/25/2065(a)		198	194,885

			1,647,592

Other ABS - Fixed Rate – 0.1%
Short Term Consumer Receivables Issuer Trust Series 2026-1B, Class INV 0.01%, 06/20/2036(d) (h) (i)		183	191,036

Risk Share Floating Rate – 0.0%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA6, Class M2 5.143% (CME Term SOFR + 1.50%), 10/25/2041(a) (g)		97	97,256

Agency Fixed Rate – 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 4913, Class IO 6.00%, 04/15/2041(j)		43	8,366
Federal National Mortgage Association REMICS Series 2016-26, Class IO 5.00%, 05/25/2046(j)		81	10,181
Series 2016-31, Class IO 5.00%, 06/25/2046(j)		109	12,979
Series 2016-64, Class BI 5.00%, 09/25/2046(j)		12	1,381

			32,907

Agency Floating Rate – 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 4372, Class JS 2.349% (5.99% - CME Term SOFR), 08/15/2044(g) (k)		60	4,841

	Principal Amount (000)		U.S. $ Value

Federal National Mortgage Association REMICS Series 2012-17, Class ES 2.792% (6.44% - CME Term SOFR), 03/25/2041(g)(k)	U.S.$	4	$18
Series 2012-17, Class SE 2.192% (5.84% - CME Term SOFR), 03/25/2042(g)(k)		46	3,653
Series 2019-25, Class SA 2.292% (5.94% - CME Term SOFR), 06/25/2049(g)(k)		28	2,401
Series 2019-42, Class SQ 2.292% (5.94% - CME Term SOFR), 08/25/2049(g)(k)		25	2,222

			13,135

Total Collateralized Mortgage Obligations (cost $8,357,719)			8,269,521

INFLATION-LINKED SECURITIES – 3.4%
United States – 3.4%
U.S. Treasury Inflation Index 2.125%, 04/15/2029 (TIPS) (cost $6,618,721)		6,603	6,595,497

MORTGAGE PASS-THROUGHS – 2.6%
Agency Fixed Rate 30-Year – 2.6%
Federal Home Loan Mortgage Corp. Series 2024 5.50%, 11/01/2054		751	745,855
Federal National Mortgage Association Series 2024 5.50%, 10/01/2054		674	670,346
6.00%, 06/01/2054		568	576,616
6.00%, 09/01/2054		574	580,988
Uniform Mortgage-Backed Security Series 2026 4.00%, 09/01/2056, TBA		488	445,685
4.50%, 09/01/2056, TBA		480	450,743
5.00%, 09/01/2056, TBA		385	371,163
5.50%, 09/01/2056, TBA		1,213	1,200,914

Total Mortgage Pass-Throughs (cost $5,026,442)			5,042,310

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.5%
Non-Agency Fixed Rate CMBS – 0.4%
BANK Series 2020-BN28, Class XA 1.875%, 03/15/2063(j)		1,985	111,764
Series 2020-BN29, Class XA 1.397%, 11/15/2053(j)		894	38,663
Barclays Commercial Mortgage Trust Series 2019-C3, Class XA 1.466%, 05/15/2052(j)		887	23,971
BBCMS Mortgage Trust Series 2017-C1, Class XA 1.594%, 02/15/2050(j)		1,079	377
CD Mortgage Trust Series 2016-CD1, Class XA 1.527%, 08/10/2049(j)		367	4
CFCRE Commercial Mortgage Trust Series 2017-C8, Class XA 1.584%, 06/15/2050(j)		237	730

	Principal Amount (000)		U.S. $ Value

Citigroup Commercial Mortgage Trust Series 2016-GC36, Class A5 3.616%, 02/10/2049	U.S.$	20	$20,000
Series 2017-P7, Class XA 1.263%, 04/14/2050(j)		706	938
Commercial Mortgage Trust Series 2014-CR16, Class D 4.869%, 04/10/2047(a)		100	95,020
GS Mortgage Securities Trust Series 2013-GC13, Class D 3.849%, 07/10/2046(a)		100	73,684
Series 2016-GS3, Class XA 1.181%, 10/10/2049(j)		248	2
Series 2017-GS5, Class XA 1.047%, 03/10/2050(j)		982	1,937
Series 2017-GS7, Class XA 1.165%, 08/10/2050(j)		3,056	13,935
Series 2019-GC39, Class XA 1.220%, 05/10/2052(j)		3,458	81,651
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, Class G 3.692%, 12/15/2047(a)		100	58,716
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 4.171%, 08/15/2046(a)		75	59,061
UBS Commercial Mortgage Trust Series 2017-C1, Class XA 1.605%, 06/15/2050(j)		842	2,776
Series 2017-C2, Class XA 1.158%, 08/15/2050(j)		1,596	8,778
Series 2018-C14, Class XA 1.062%, 12/15/2051(j)		613	9,832
Series 2018-C15, Class XA 1.042%, 12/15/2051(j)		545	8,644
Series 2019-C18, Class XA 1.105%, 12/15/2052(j)		1,166	26,591
UBS-Barclays Commercial Mortgage Trust Series 2013-C6, Class D 4.021%, 04/10/2046(a)		69	63,628
Wells Fargo Commercial Mortgage Trust Series 2018-C48, Class XA 1.098%, 01/15/2052(j)		703	11,225
Series 2019-C52, Class XA 1.686%, 08/15/2052(j)		754	27,540
WFRBS Commercial Mortgage Trust Series 2011-C4, Class D 5.151%, 06/15/2044(a)		35	34,130
Series 2011-C4, Class E 5.151%, 06/15/2044(a)		25	23,894

			797,491

Non-Agency Floating Rate CMBS – 0.1%
Starwood Retail Property Trust Series 2014-STAR, Class A 6.75% (PRIME 1 Month + 0.00%), 11/15/2027(a) (g)		76	46,664

Total Commercial Mortgage-Backed Securities (cost $955,117)			844,155

	Principal Amount (000)			U.S. $ Value

BANK LOANS – 0.2%
Industrial – 0.2%
Capital Goods – 0.0%
Chariot Buyer LLC 6.436% (CME Term SOFR 1 Month + 2.75%), 09/08/2032(l)	U.S.$		10	$9,563

Communications - Media – 0.1%
DIRECTV Financing LLC 8.322% (CME Term SOFR 3 Month + 4.50%), 08/02/2029(l)			19	18,659
9.580% (CME Term SOFR 3 Month + 5.50%), 02/17/2031(l)			74	74,181
Radiate Holdco LLC 1.500% (PIK Interest 12 + 1.50%), 09/25/2029(l)			84	73,463

				166,303

Energy – 0.1%
Colossus Acquireco LLC 5.370% (CME Term SOFR 3 Month + 1.75%), 01/31/2033(l)			100	99,090

Technology – 0.0%
Loyalty Ventures, Inc. 14.000% (PRIME 3 Month + 5.50%), 11/03/2027(c) (e) (h) (i) (l)			72	7,598

Total Bank Loans (cost $355,027)				282,554

	Shares

COMMON STOCKS – 0.0%
Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
New Fortress Energy, Inc.(c) (h) (cost $19,137)			2,218	643

	Principal Amount (000)

SHORT-TERM INVESTMENTS – 3.8%
Treasury Bills – 2.4%
Brazil – 2.4%
Brazil Letras do Tesouro Nacional Zero Coupon, 10/01/2026 (cost $4,729,982)		BRL	24,470	4,672,700

Asset-Backed Securities – 0.6%
Autos – Fixed Rate – 0.4%
Arivo Acceptance Auto Loan Receivables Trust 2026-1 Series 2026-1A, Class A1 4.178%, 07/15/2027(a)		U.S.$	147	146,593
Bridgecrest Lending Auto Securitization Trust 2026-2 Series 2026-2, Class A1 3.971%, 04/15/2027			14	14,013
OCCU Auto Receivables Trust 2026-1 Series 2026-1A, Class A1 4.046%, 07/15/2027(a)			481	481,024

				641,630

Other ABS - Fixed Rate – 0.2%
SLR Equipment Finance 2026-1 LLC Series 2026-1A, Class A1 4.184%, 07/15/2027(a)			161	161,012
Upstart Securitization Trust 2026-2 Series 2026-2, Class A1 4.218%, 04/20/2027(a)			79	78,940

	Principal Amount (000)		U.S. $ Value

UPSTART Securitization Trust 2026-3 Series 2026-3, Class A1 4.249%, 06/20/2027(a)	U.S.$	222	$221,993

			461,945

Total Asset-Backed Securities (cost $1,103,551)			1,103,575

	Shares

Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.51%(m) (n) (o) (cost $973,278)		973,278	973,278

	Principal Amount (000)

Corporates - Non-Investment Grade – 0.3%
Industrial – 0.3%
Energy – 0.3%
NFE Brazil Financing Ltd. 12.00%, 06/19/2029(d)(f) (cost $658,532)	U.S.$	719	631,749

Total Short-Term Investments (cost $7,465,343)			7,381,302

Total Investments – 100.1% (cost $194,202,402)(p)			192,422,298
Other assets less liabilities – (0.1)%			(122,361)

Net Assets – 100.0%			$192,299,937

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	46	December 2026	$9,440,781	$(22,875)
U.S. T-Note 5 Yr (CBT) Futures	292	December 2026	30,865,313	(107,219)
Sold Contracts
U.S. 10 Yr Ultra Futures	22	December 2026	2,407,282	22,867
U.S. Long Bond (CBT) Futures	11	December 2026	1,194,875	10,188
U.S. T-Note 10 Yr (CBT) Futures	60	December 2026	6,459,375	57,211
U.S. Ultra Bond (CBT) Futures	1	December 2026	110,031	1,117

				$(38,711)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Citibank NA	BRL	24,470	USD	4,704	10/08/2026	$18,367
State Street Bank & Trust Co.	EUR	537	USD	625	09/11/2026	727

						$19,094

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAIG Series 46, 5 Year Index, 06/20/2031*	(1.00)%	Quarterly	0.50%	USD	2,390	$(55,831)	$(48,704)	$(7,127)
iTraxx Australia Series 45, 5 Year Index, 06/20/2031*	(1.00)	Quarterly	0.67	USD	2,720	(43,648)	(15,864)	(27,784)
Sale Contracts
CDX-NAHY Series 46, 5 Year Index, 06/20/2031*	5.00	Quarterly	3.01	USD	3,647	324,883	160,441	164,442

						$225,404	$95,873	$129,531

*	Termination date.
^^	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2026, the aggregate market value of these securities amounted to $77,697,499 or 40.4% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2026.
(c)	Non-income producing security.
(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.51% of net assets as of August 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ASP Unifrax Holdings, Inc. 7.10%, 09/30/2029	09/30/2024 - 03/30/2026	$6,380	$23	0.00%
NFE Brazil Financing Ltd. 12.00%, 06/19/2029	06/17/2026	658,532	631,749	0.33%
NFE Financing LLC 12.00%, 11/15/2029	11/22/2024 - 12/05/2024	181,246	56,575	0.03%
Short Term Consumer Receivables Issuer Trust Series 2025-1B, Class INV 0.00%, 11/20/2035	12/02/2025	53,255	52,393	0.03%
Short Term Consumer Receivables Issuer Trust Series 2026-1A, Class INV 0.01%, 03/20/2036	02/25/2026	103,383	103,193	0.05%
Short Term Consumer Receivables Issuer Trust Series 2026-1B, Class INV 0.01%, 06/20/2036	05/26/2026	190,955	191,036	0.10%
Short Term Consumer Receivables Issuer Trust Series 2026-1C, Class INV 0.00%, 09/22/2036	08/26/2026	94,570	94,570	0.05%
Tricolor Auto Securitization Trust Series 2024-1A, Class A 6.61%, 10/17/2027	01/25/2024	24,708	23,265	0.01%
Tricolor Auto Securitization Trust Series 2024-3A, Class A 5.22%, 06/15/2028	09/18/2025	134,609	128,103	0.07%
Tricolor Auto Securitization Trust Series 2025-1A, Class A 4.94%, 02/15/2029	03/11/2025	105,006	63,960	0.03%
Tricolor Auto Securitization Trust Series 2025-2A, Class A 5.12%, 01/16/2029	06/10/2025	546,527	273,271	0.14%

(e)	Defaulted.
(f)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at August 31, 2026.

(g)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2026.
(h)	Fair valued by the Adviser.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	IO - Interest Only.
(k)	Inverse interest only security.
(l)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at August 31, 2026.
(m)	The rate shown represents the 7-day yield as of period end.
(n)	Affiliated investments.
(o)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(p)

As of August 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $555,057 and gross unrealized depreciation of investments was $2,225,247, resulting in net unrealized depreciation of $1,670,190.

Currency Abbreviations:

BRL – Brazilian Real

EUR – Euro

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

PRIME – U.S. Federal Reserve Bank Prime Loan Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

AB Active ETFs, Inc.

AB Short Duration Income ETF

August 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$-0-	$80,262,428	$-0-	$80,262,428
Governments - Treasuries	-0-	35,828,333	-0-	35,828,333
Corporates - Non-Investment Grade	-0-	18,865,258	-0-	18,865,258
Asset-Backed Securities	-0-	18,048,815	738,755	18,787,570
Collateralized Loan Obligations	-0-	10,262,727	-0-	10,262,727
Collateralized Mortgage Obligations	-0-	8,078,485	191,036	8,269,521
Inflation-Linked Securities	-0-	6,595,497	-0-	6,595,497
Mortgage Pass-Throughs	-0-	5,042,310	-0-	5,042,310
Commercial Mortgage-Backed Securities	-0-	844,155	-0-	844,155
Bank Loans	-0-	274,956	7,598	282,554
Common Stocks	643	-0-	-0-	643
Short-Term Investments:
Treasury Bills	-0-	4,672,700	-0-	4,672,700
Asset-Backed Securities	-0-	1,103,575	-0-	1,103,575
Investment Companies	973,278	-0-	-0-	973,278
Corporates - Non-Investment Grade	-0-	631,749	-0-	631,749

Total Investments in Securities	973,921	190,510,988	937,389	192,422,298
Other Financial Instruments(a):
Assets:
Futures	91,383	-0-	-0-	91,383
Forward Currency Exchange Contracts	-0-	19,094	-0-	19,094
Centrally Cleared Credit Default Swaps	-0-	324,883	-0-	324,883
Liabilities:
Futures	(130,094)	-0-	-0-	(130,094)
Centrally Cleared Credit Default Swaps	-0-	(99,479)	-0-	(99,479)

Total	$935,210	$190,755,486	$937,389	$192,628,085

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Funds’ transactions in AB mutual funds for the nine months ended August 31, 2026 is as follows:

Fund	Market Value 11/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$806	$36,697	$36,530	$973	$35